U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                 Form 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

1.       Name and address of issuer:        Seligman Portfolios, Inc.
                                            100 Park Avenue
                                            New York, NY 10017

2.       The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
           classes):                                          [     X      ]


3.       Investment Company Act File Number:         811-5221

         Securities Act File Number:                          33-15253

4(a).    Last day of fiscal year for which this notice is filed:       12/31/97

4(b).    Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)
                                                              [              ]

         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).    Check box if this is the last time the issuer will be filing this Form.
                                                              [              ]
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5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant  to section 24 (f):                  $ 195,352,909

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                           $ 111,191,215

         (iii)    Aggregate price of securities redeemed or
                  repurchased during any PRIOR fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the Commission:                  $ -0-

         (iv)     Total available redemption credits (add
                  Items 5(ii) and 5(iii):                                       $ 111,191,215

         (v)      Net Sales - if Item 5(i) is greater than                      $ 84,161,694
                  Item 5(iv), subtract Item 5(iv) from
                  Item 5(i):


(vi)     Redemption credits available for use in
         future years (If Item 5(i) is less than
         Item 5(iv), subtract Item 5(iv) from
         Item 5(i):                                                             $ 0

(vii)    Multiplier for determining registration
         fee (See Instruction C.9):                                             x  .000295

(viii)   Registration fee due (multiply Item 5(v)
         by Item 5(vii) (enter "0" if no fee is due):                           $ 24,827.70

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6.       If the response to item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
           deducted here:      [  - 0 -  ]

         If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
         future fiscal years, then state that number here:        [  - 0 -  ]

7.       Interest due -- if this form is being filed more than 90 days after
         the end of the issuer's fiscal year (see Instruction D):        $ -0-

8.       Total of the amount of the registration fee due plus any interest
         due (line 5(viii) plus line 7):                           $ 24,827.70

9.       Date the registration fee and interest payment was sent to the
         Commission's lockbox depository:                               3/27/98

         Method of delivery         [  X  ]Wire Transfer
                                    [       ]Mail or other means

                                                              SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)

                                                                  /S/
                                                            Thomas G. Rose
                                                               Treasurer
Date: March 27, 1998

                         SELIGMAN PORTFOLIOS, INC.


                                 FORM 24F-2
                       Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                                  Attachment I

Name of each series or class of funds for which this notice is filed:

Seligman Bond Portfolio
Seligman Capital Portfolio
Seligman Cash Management Portfolio
Seligman Common Stock Portfolio
Seligman Communications & Information Portfolio
Seligman Frontier Portfolio
Seligman Henderson Global Growth Opportunities Portfolio
Seligman Henderson Global Smaller Companies Portfolio
Seligman Henderson Global Technology Portfolio
Seligman Henderson International Portfolio
Seligman High-Yield Bond Portfolio
Seligman Income Portfolio

                           SELIGMAN PORTFOLIOS, INC.


         The undersigned, Treasurer of Seligman Portfolios, Inc., a Maryland corporation (the "Company"), does hereby certify as follows:

         1. From January 1, 1997 through December 31, 1997, the Company issued an aggregate of 37,960,736 shares of its Capital Stock, $0.001 par value as follows:

Seligman Bond Portfolio                                               327,833
Seligman Capital Portfolio                                            497,358
Seligman Cash Management Portfolio                                 26,388,245
Seligman Common Stock Portfolio                                     1,194,161
Seligman Communications & Information Portfolio                     4,751,906
Seligman Frontier Portfolio                                         1,428,380
Seligman Henderson Global Growth Opportunities Portfolio              414,990
Seligman Henderson Global Smaller Companies Portfolio                 486,514
Seligman Henderson Global Technology Portfolio                        378,444
Seligman Henderson International Portfolio                            263,808
Seligman High-Yield Bond Portfolio                                  1,509,496
Seligman Income Portfolio                                             319,601


         2. In respect of the issuance of such 37,960,736 shares, the Company received aggregate cash consideration (net of any sales commissions) of $195,352,909 as follows:

Seligman Bond Portfolio                                             3,374,683
Seligman Capital Portfolio                                          8,840,231
Seligman Cash Management Portfolio                                 26,388,245
Seligman Common Stock Portfolio                                    20,456,991
Seligman Communications & Information Portfolio                    73,025,901
Seligman Frontier Portfolio                                        22,759,870
Seligman Henderson Global Growth Opportunities Portfolio            4,455,263
Seligman Henderson Global Smaller Companies Portfolio               6,460,895
Seligman Henderson Global Technology Portfolio                      4,381,935
Seligman Henderson International Portfolio                          3,657,815
Seligman High-Yield Bond Portfolio                                 18,023,535
Seligman Income Portfolio                                           3,527,545


         3. With respect to each share issued, the Company received cash consideration not less than the net asset value per share on the date issued and not less than $0.001.

         4. At no time during the period from January 1, 1997 through December 31, 1997, were any shares of the Company's Capital Stock issued and outstanding in excess of the following numbers of authorized shares:

Seligman Bond Portfolio                                             80,000,000
Seligman Capital Portfolio                                          80,000,000
Seligman Cash Management Portfolio                                 100,000,000
Seligman Common Stock Portfolio                                    100,000,000
Seligman Communications & Information Portfolio                    100,000,000
Seligman Frontier Portfolio                                        100,000,000
Seligman Henderson Global Growth Opportunities Portfolio            20,000,000
Seligman Henderson Global Smaller Companies Portfolio              100,000,000
Seligman Henderson Global Technology Portfolio                      20,000,000
Seligman Henderson International Portfolio                         100,000,000
Seligman High-Yield Bond Portfolio                                 100,000,000
Seligman Income Portfolio                                          100,000,000


         In Witness Whereof, I have hereunto signed my name as Treasurer of the Company.

Date:    March 23, 1998

                               ________/S/________________
                                    Thomas G. Rose
                                       Treasurer